FIXED ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
Fixed Assets

	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)
Computer equipment	1,956,642	3,450,160	548,175
Office building	391,895	393,865	62,579
Office building related facility, machinery and equipment	137,542	137,209	21,800
Internal-use software development costs	37,022	88,065	13,992
Vehicles	6,829	6,943	1,103
Office equipment	82,431	177,509	28,203
Leasehold improvements	74,793	178,932	28,430

	2,687,154	4,432,683	704,282
Accumulated depreciation	(1,079,539)	(1,691,424)	(268,740)
Construction in progress	14,797	2,982	474

	1,622,412	2,744,241	436,016